Note 5 - Property, Plant and Equipment - Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment, Gross	$ 825,052	$ 772,622
Less: accumulated depreciation	(500,284)	(467,606)
Property, plant and equipment, net	324,768	305,016
Land and Land Improvements [Member]
Property, Plant and Equipment, Gross	52,339	49,627
Building and Building Improvements [Member]
Property, Plant and Equipment, Gross	238,709	236,141
Machinery and Equipment [Member]
Property, Plant and Equipment, Gross	502,223	457,433
Office Furniture, Vehicles and Computer Software [Member]
Property, Plant and Equipment, Gross	15,604	14,971
Construction in Progress [Member]
Property, Plant and Equipment, Gross	$ 16,177	$ 14,450